Significant Accounting Policies - Schedule of Concentration Risk (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	94.41%		75.47%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	29.34%			28.25%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	92.94%	62.23%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage				62.51%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		29.27%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	20.48%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage